Schedule of intangible asset over useful economic lives (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Capitalised development expenditure [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	5 years	5 years
Capitalised development expenditure [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	10 years	10 years
Customer-related intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	5 years	5 years
Customer-related intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	10 years	10 years
Brand names [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	15 years	15 years
Brand names [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	25 years	25 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	15 years	15 years
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Useful lives of intangible assets	5 years	5 years